Income tax expense (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Income Tax Expense

	31 December	31 December	31 December
	2022	2021	2020
Current income tax expense	(532,112)	(1,180,331)	(1,737,951)
Deferred income tax expense	2,147,409	608,011	818,209
Total income tax expense	1,615,297	(572,320)	(919,742)

Summary of Income Tax Relating to Each Component of Other Comprehensive Income

		Tax (expense) /
31 December 2022	Before tax	benefit	Net of tax
Foreign currency translation differences	(454,364)	(538,429)	(992,793)
Change in cash flow hedge reserve	1,387,863	(54,521)	1,333,342
Change in cost of hedging reserve	(1,317,371)	263,474	(1,053,897)
Fair value reserve	(74,041)	21,841	(52,200)
Hedges of net investments in foreign operations	(316,150)	267,116	(49,034)
Remeasurements of employee termination benefits	(1,107,508)	220,835	(886,673)
	(1,881,571)	180,316	(1,701,255)

		Tax (expense) /
31 December 2021	Before tax	benefit	Net of tax
Foreign currency translation differences	4,348,030	(1,414,596)	2,933,434
Change in cash flow hedge reserve	599,593	(52,780)	546,813
Change in cost of hedging reserve	(2,354,211)	470,843	(1,883,368)
Fair value reserve	(116,813)	23,162	(93,651)
Hedges of net investments in foreign operations	(2,358,725)	511,987	(1,846,738)
Remeasurements of employee termination benefits	(328,711)	65,798	(262,913)
	(210,837)	(395,586)	(606,423)

		Tax (expense) /
31 December 2020	Before tax	benefit	Net of tax
Foreign currency translation differences	602,969	17,277	620,246
Change in cash flow hedge reserve	121,188	(10,301)	110,887
Change in cost of hedging reserve	(1,168,074)	220,269	(947,805)
Fair value reserve	(6,363)	1,245	(5,118)
Hedges of net investments in foreign operations	(810,674)	162,477	(648,197)
Remeasurements of employee termination benefits	(117,779)	23,452	(94,327)
	(1,378,733)	414,419	(964,314)

Summary of Reconciliation of Effective Income Tax Expense

	31 December	31 December	31 December
	2022	2021	2020
Profit from continuing operations before income tax expense	2,559,452	4,902,901	5,428,208
Profit before income tax expense	2,559,452	4,902,901	5,428,208

Tax at the Turkiye’s tax rate	(588,674)	(1,225,726)	(1,194,206)
Difference in overseas tax rates	119,988	25,863	(7,971)
Effect of exemptions (*)	754,032	361,465	226,745
Previously unrecognized tax losses used to reduce deferred tax expense (**)	—	—	1,488,420
Utilization of previously unrecognized tax losses	—	—	15,080
Effect of amounts which are not deductible and permanent differences	(237,579)	(748,345)	(278,604)
Change in unrecognized deferred tax assets (***)	(333,765)	(17,970)	(47,094)
Adjustments for current tax of prior years	9,684	(8,402)	62,457
Effect of increase in corporate tax rate in Turkiye	235,539	430,575	—
Tax effect of investment in associate and joint venture	(47,467)	(17,436)	(5,852)
Inflation adjustments (****)	1,705,480	624,162	(1,181,611)
Other	(1,941)	3,494	2,894
Total income tax expense	1,615,297	(572,320)	(919,742)
(*)	Effect of exemptions mainly consist of R&D discounts.
(**)

Mainly comprises the deferred tax credit of TL 1,488,420 which relates to the carried-forward tax losses of lifecell. lifecell has recorded positive taxable profits for the year ended 31 December 2020, mainly as a result of increased subscriber numbers and cost management. The Group has concluded that the deferred tax assets will be recoverable using the estimated future taxable profits based on the business plan of lifecell. The tax losses can be carried forward indefinitely and have no expiry date.

(***) Mainly comprises of unused tax losses for which no deferred tax asset has been recognized.

(****) Mainly comprises of adjustments in order to reflect the impact of the inflation restatement reporting in terms of the measuring unit current as of 31 December 2022.